INVESTMENTS HELD IN TRUST ACCOUNT (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Investments, All Other Investments [Abstract]
Schedule of Fair value assets measured on recurring basis

Description	Level	December 31, 2021
Assets:
Trust Account – U.S. Treasury Securities Mutual funds	1	$65,000,484

Description	Level	September 30, 2022	December 31, 2021
Assets:
Trust Account - U.S. Treasury Securities Mutual Funds	1	$65,573,383	$65,000,484